Summary of Significant Accounting Policies Use of Estimates (Policies)	12 Months Ended
Dec. 29, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of Estimates: Preparation of the Company's consolidated financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.